Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Disclosure of summary of significant accounting policies [line items]
IFRS Shareholders' Equity	€ 12,071		€ 23,813
Revaluation reserve	€ (4,477)		€ 6,442
Contractual service margin before tax		€ 11,800
Contractual service margin after tax		9,200
Initial Adoption of IFRS 9 and IFRS 17 [member]
Disclosure of summary of significant accounting policies [line items]
IFRS Shareholders' Equity		11,200
Revaluation reserve		(2,600)
Initial Adoption of IFRS 9 and IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of summary of significant accounting policies [line items]
IFRS Shareholders' Equity		(12,600)
Revaluation reserve		(9,000)
Contractual service margin		€ (3,600)